Other (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Summary of Other Loss

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Realized gain on marketable securities(1)	2,861	—	—
Unrealized (loss) gain on marketable securities	(1,401)	1,401	—
Foreign exchange gain	303	2,407	1,431
Loss on disposal of defined benefit pension plan	—	—	(3,619)
Net asset retirement obligation expense (note 1)	—	201	884
Realized and unrealized gain on derivative instruments (note10)	—	—	449
Miscellaneous (loss) income	(63)	325	(836)
Other - net	1,700	4,334	(1,691)
(1) Realized gain on the sale of marketable securities reflects the difference between the sale proceeds and the cost of the marketable securities.